General Information and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2026
General Information and Basis of Presentation [Abstract]
Schedule of Principal Subsidiaries of the Company

The principal subsidiaries through which the Company conducted its business operations as of June 30, 2026 are described below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company
SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company
Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold) Incorporated on Aug 19, 2024	Holding company
Guji Technology (Shenzhen) Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024	Sales of devices to support AI data collection and analysis
Top Kingwin Hi Tech lnc.	The United States of America (US) Company	Sky Kingwin Ltd (100% Hold) Incorporated on March 6, 2025	Sales of AI-related software and hardware
Top Kingwin Technology Inc.	The United States of America (US) Company	Top KingWin Ltd. (100% Hold) Incorporated on February 23, 2025	Research, development and manufacturing of AI-related software and hardware